Leases (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
Lessee, Operating Lease, Existence of Residual Value Guarantee [true false]	false	false
Weighted average remaining lease term	10 months 28 days	10 months 28 days
Weighted average discount rate	7.80%	7.80%
Operating lease cost	$ 421	¥ 2,930
Short-term lease cost		0
Variable lease cost		¥ 0